1. Summary of Significant Accounting Policies: Depreciation and Amortization (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and amortization	$ 2,716,463	$ 2,586,017	$ 2,465,829